Note 30 - Fee and Commission Income (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fee and Commission Income Abstract
Commission Income Linked to Deposits	$ 7,315,614,000	$ 5,066,749,000
Commission Income Linked to Credit Cards	6,303,208,000	5,938,331,000
Commission Income Latam Pass	(2,790,108,000)	(2,083,877,000)
Commission Income Linked to Securities	156,044,000	140,914,000
Commission Income from Guarantees Granted	3,099,000	1,640,000
Commission Income from Insurance Agent Fee	867,957,000	1,075,334,000
Commission Income from Transportation of Values	56,217,000	80,021,000
Commission Income from Custody	79,637,000	81,224,000
Commission Income from Foreign Currency Transactions	583,030,000	471,971,000
Total Fee and Commission Income	$ 12,574,698,000	$ 10,772,307,000